REVENUE RECOGNITION - Narrative (FY) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Geographic Concentration Risk | Revenue from Contract with Customer Benchmark | United States
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	97.00%	98.00%	98.00%	99.00%